Schedule of contractual maturities of lease liabilities (Details) - INR (₨)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total	₨ 284,724	₨ 349,377
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	77,715	79,832
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	207,009	240,906
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total		₨ 28,639